Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Earnings Per Share [Abstract]
Participating Securities, Distributed and Undistributed Earnings									$ 19
Numerator for earnings per common share calculation:
Income from continuing operations attributable to common stockholders(1)									$ 4,626	[1]	$ 4,600	[1]	$ 3,871	[1]
Denominator for earnings per share calculation:
Weighted average shares, basic									1,161		1,217		1,271
Stock options (in shares)									8		9		9
Weighted average shares, diluted									1,169		1,226		1,280
Basic earnings per share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 1.15	$ 0.82	$ 1.07	$ 0.96	$ 1.06	$ 1.03	$ 0.92	$ 0.77	$ 3.98		$ 3.78		$ 3.05
Diluted earnings per share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 1.14	$ 0.81	$ 1.06	$ 0.95	$ 1.05	$ 1.02	$ 0.91	$ 0.77	$ 3.96		$ 3.75		$ 3.02

[1]	Comprised of income from continuing operations less amounts allocable to participating securities of $19 million for the year ended December 31, 2014.